Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following:

	As of
(In thousands)	September 30, 2016	December 31, 2015
Computer equipment	$251	$227
Data center equipment	1,122	1,011
Purchased software	770	692
Furniture and fixtures	94	90
Leasehold improvements	75	75
Total property and equipment	2,312	2,095
Less: accumulated depreciation	(1,679)	(1,431)
Net property and equipment	$633	$664

The Company’s depreciation expense for the periods presented is as follows:

	Three Months Ended		Nine Months Ended
(In thousands)	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Depreciation expense	$88	$96	$248	$228

4. Property and Equipment

Property and equipment consists of the following:

	As of
	December 31, 2015	December 31, 2014
Computer equipment	$227,206	$216,486
Data center equipment	1,011,173	444,906
Purchased software	692,143	651,016
Furniture and fixtures	89,774	84,433
Leasehold improvements	75,103	58,024
Total property and equipment	2,095,399	1,454,865
Less: accumulated depreciation	(1,430,983)	(1,158,940)
Net property and equipment	$664,416	$295,925

Depreciation expense was approximately $322,000 and $214,000, for the years ended December 31, 2015 and 2014, respectively.